AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	10.1%
1 Mo. London Interbank Offering Rate (LIBOR)	10.1%
Fannie Mae REMICS
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 6.50% Cap), 1.20%(1),(2)		9/25/46	$12,286,564	$12,080,708
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 7.00% Cap), 1.95%(1),(2)		3/25/49	1,603,782	1,611,845
Freddie Mac
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor), 1.77%(1),(2)		2/25/23	2,254,039	2,211,692
Freddie Mac REMICS
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 6.50% Cap), 1.10%(1),(2)		1/15/35	2,972,173	2,927,806
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 6.50% Cap), 1.10%(1),(2)		4/15/38	9,059,211	8,974,943
Government National Mortgage Association
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 7.00% Cap), 1.10%(1),(2)		1/16/30	3,345,773	3,342,675
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 1.07%(1),(2)		5/20/43	4,833,370	4,759,227
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 1.22%(1),(2)		3/20/49	15,234,873	15,159,625
				51,068,521
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (Cost $51,540,368)				51,068,521
FIXED RATE MORTGAGE-RELATED SECURITIES	0.8%
Collateralized Mortgage Obligations	0.8%
Government National Mortgage Association
2.50%		5/20/65	4,117,457	4,116,933
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (Cost $4,106,035)				4,116,933
	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	4.2%
Northern Institutional Treasury Portfolio, Premier Class, 0.40%*		21,539,380	$21,539,381
TOTAL INVESTMENT COMPANIES (Cost $21,539,381)			21,539,381
REPURCHASE AGREEMENTS	88.7%
BCM High Income Fund, L.P., 1.05%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Pools, 4.59% - 5.25%, with a value of $28,335,739, due at 05/25/29 - 06/25/44 and cash equivalents of $5,348,793)		31,825,670	31,825,670
BMO Capital Markets, 0.85%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $26,933,119, due at 03/15/29 - 03/15/45 and cash equivalents of $2,726,712)		27,803,527	27,803,527
Brean Capital, 0.55%, (Agreement dated 03/25/20 to be repurchased at $89,734,596 on 04/01/20. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $94,710,482, due at 09/20/63 - 02/20/70)		89,725,000	89,725,000

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2020 (Unaudited)
	Percentage of Net Assets	Principal Amount/ Shares	Value
Capstead Mortgage, 0.65%, (Agreement dated 03/30/20 to be repurchased at $29,282,701 on 04/06/20. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $30,822,962, due 03/27/27 - 11/25/58)		29,279,000	$29,279,000
Capstead Mortgage, 0.75%, (Agreement dated 03/30/20 to be repurchased at $18,448,690 on 04/06/20. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $19,421,116, due 01/25/36 - 10/25/44)		18,446,000	18,446,000
JVB Financial, 0.45%, (Agreement dated 03/27/20 to be repurchased at $30,004,500 on 04/08/20. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $31,282,998, due at 05/01/36 - 03/25/48)		30,000,000	30,000,000
JVB Financial, 1.67%, (Agreement dated 03/23/20 to be repurchased at $5,463,828 on 04/24/20. Collateralized by TMC Master Trust Series 2016-M3 Certificates 2.88% - 4.88%, with a value of $6,030,760, due at 03/01/50 - 04/01/50)(3),(4)		5,455,729	5,455,729
JVB Financial, 2.27%, (Agreement dated 03/23/20 to be repurchased at $62,175,840 on 04/03/20. Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 3.25% - 6.13%, with a value of $65,563,739, due at 02/01/49 - 03/01/50)(4)		62,132,744	62,132,744
Solomon Hess SBA, 1.00%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $30,324,096, due 03/15/29 - 11/15/44 and investment line of $7,042,293 cash equivalents of $235,151)		31,827,827	31,827,827
Solomon Hess, 1.00%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $33,340,676, due 06/15/28 - 06/15/43 and investment line of $1,975,081 cash equivalents of $722,693)		34,317,146	34,317,146
Stifel, 0.40%, (Agreement dated 03/31/20 to be repurchased at $90,003,780 on 04/01/20. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $94,861,780, due 06/25/29 - 12/15/55)		90,000,000	90,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $450,812,643)			450,812,643
TOTAL INVESTMENTS (Cost $ 527,998,427)	103.8%		$527,537,478
NET OTHER ASSETS (LIABILITIES)	(3.8)%		(19,259,895)
Net Assets	100.0%		$508,277,583

*	The rate presented is the 7-day effective yield in effect at March 31, 2020.
(1)	Variable rate security. The rate presented is the rate in effect at March 31, 2020.
(2)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world's leading banks charge each other for short-term loans.
(3)	Illiquid security, maturity date is greater than 7 days.
(4)	The rates and maturity dates disclosed represent those of the underlying mortgage loans which are used to securitize the Trust Certificate referenced within.

ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	89.7%
1 Mo. London Interbank Offering Rate (LIBOR)	86.5%
Freddie Mac REMICS
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 1.13%(1),(2)		7/15/34	$3,291,359	$3,249,197
Government National Mortgage Association
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 7.00% Cap), 1.10%(1),(2)		3/16/42	5,740,277	5,685,381
				8,934,578
12 Mo. London Interbank Offering Rate (LIBOR)	0.6%
Fannie Mae
(Floating, ICE LIBOR USD 1Y + 1.71%, 1.71% Floor, 10.24% Cap), 4.11%(1),(2)		9/1/36	61,822	62,387
6 Mo. Certificate Of Deposit Based ARMS	2.6%
Fannie Mae
(Floating, ICE LIBOR USD 6M + 1.00%, 1.00% Floor, 11.50% Cap), 3.13%(1),(2)		6/1/21	3,399	3,408
(Floating, ICE LIBOR USD 6M + 1.51%, 1.51% Floor, 10.61% Cap), 3.53%(1),(2)		12/1/24	150,873	152,141
Freddie Mac
(Floating, ICE LIBOR USD 6M + 1.89%, 1.89% Floor, 9.83% Cap), 4.04%(1),(2)		1/1/26	110,388	112,848
				268,397
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (Cost $9,375,307)				9,265,362
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	10.4%
Northern Institutional Treasury Portfolio Premier Class, 0.40%*		1,079,975	$1,079,976
TOTAL INVESTMENT COMPANIES (Cost $1,079,976)			1,079,976
TOTAL INVESTMENTS (Cost $ 10,455,283)	100.1%		$10,345,338
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(13,443)
Net Assets	100.0%		$10,331,895

*	The rate presented is the 7-day effective yield in effect at March 31, 2020.
(1)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world's leading banks charge each other for short-term loans.
(2)	Variable rate security. The rate presented is the rate in effect at March 31, 2020.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.9%
Banks	0.9%
PNC Financial Services Group (The), Inc.		3,000	$287,160
Capital Goods	6.2%
Cummins, Inc.		10,000	1,353,200
Lockheed Martin Corp.		1,800	610,110
Raytheon Co.		750	98,363
			2,061,673
Consumer Durables & Apparel	1.3%
NIKE, Inc.		5,000	413,700
Consumer Services	1.3%
Carnival Corp.		23,396	308,125
Starbucks Corp.		1,700	111,758
			419,883
Diversified Financials	2.3%
Ameriprise Financial, Inc.		1,750	179,340
Discover Financial Services		12,942	461,641
Morgan Stanley		3,500	119,000
			759,981
Energy	3.3%
Chevron Corp.		10,000	724,600
ConocoPhillips		10,000	308,000
EOG Resources, Inc.		1,500	53,880
			1,086,480
Food & Staples Retailing	3.8%
Costco Wholesale Corp.		4,400	1,254,572
Health Care Equipment & Services	4.5%
UnitedHealth Group, Inc.		5,892	1,469,347
Household & Personal Products	3.7%
Estee Lauder Cos (The), Inc.		1,500	239,010
Procter & Gamble		8,900	979,000
			1,218,010
Insurance	7.4%
Aflac, Inc.		30,150	1,032,336
Progressive (The) Corp.		17,700	1,306,968
Prudential Financial, Inc.		2,188	114,082
			2,453,386
Materials	1.2%
LyondellBasell Industries NV		7,753	384,781
Media	2.3%
Comcast Corp.		22,000	756,360
Pharmaceuticals & Biotechnology	13.1%
AbbVie, Inc.		15,000	1,142,850
Amgen, Inc.		6,570	1,331,936
Bristol-Myers Squibb Co.		9,700	540,678
Eli Lilly & Co.		9,400	1,303,968
			4,319,432

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2020 (Unaudited)
	Percentage of Net Assets	Shares	Value
Real Estate	3.0%
American Tower Corp.		3,000	$653,250
Simon Property Group, Inc.		6,137	336,676
			989,926
Retailing	4.8%
Best Buy Co., Inc.		6,000	342,000
Home Depot (The), Inc.		6,676	1,246,476
			1,588,476
Semiconductors & Semiconductor	5.3%
Broadcom, Inc.		5,400	1,280,340
KLA-Tencor Corp.		3,000	431,220
Texas Instruments, Inc.		400	39,972
			1,751,532
Software & Services	20.6%
Accenture PLC		7,600	1,240,776
Alphabet, Inc.(a)		1,210	1,405,960
Intuit, Inc.		5,650	1,299,500
Mastercard, Inc.		5,500	1,328,580
Microsoft Corp.		9,700	1,529,787
			6,804,603
Technology Hardware & Equipment	4.4%
Apple, Inc.		3,700	940,873
Cisco Systems, Inc.		13,000	511,030
			1,451,903
Telecommunication Services	3.6%
AT&T, Inc.		41,000	1,195,150
Transportation	2.4%
CSX Corp.		14,000	802,200
Utilities	0.5%
American Electric Power Co., Inc.		2,000	159,960
TOTAL COMMON STOCKS (Cost $30,492,508)			31,628,515

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2020 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	4.2%
Northern Institutional Treasury Portfolio, Premier Class, 0.40%*		1,381,335	$1,381,335
TOTAL INVESTMENT COMPANIES (Cost $1,381,335)			1,381,335
TOTAL INVESTMENTS (Cost $ 31,873,843)	100.1%		$33,009,850
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(35,329)
Net Assets	100.0%		$32,974,521

*	The rate presented is the 7-day effective yield in effect at March 31, 2020.
(a)	Non-income producing security.